Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

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Background
Item 402(v) of the Commission’s Regulation
S-K,
which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive “compensation actually paid” (CAP) and our performance against several specific financial metrics. We have included the table and disclosure below in accordance with the final rule, which was effective on October 11, 2022. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2023 (which is different than the financial metrics we are required to include in the tables and discussion below) and our pay-for-performance
philosophy, please refer to the “Compensation Discussion and Analysis.”
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T
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							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO ($) (1)	Compensation Actually Paid to First PEO ($) (2)	Summary Compensation Table Total for Second PEO ($) (1)	Compensation Actually Paid to Second PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (5)	Total Shareholder Return ($) (6)	Peer Group Total Shareholder Return ($) (7)	Net Income (Loss) (in millions) ($)	Core Adjusted EBITDA (in millions) ($) (8)
2023	12,300,463	440,798	—	—	2,930,969	1,008,157	19.87	139.48	(1,450.9)	1,022.2
2022	10,599,962	4,965,937	—	—	2,916,369	2,231,441	51.80	119.54	(1,286.9)	1,250.4
2021	2,865,860	570,304	—	—	2,184,701	1,190,693	77.80	150.30	(462.6)	1,091.5
2020	9,202,061	16,089,942	2,926,454	(1,050,842)	1,607,849	1,288,250	94.43	101.01	(573.4)	1,083.9

(1)
The first Primary Executive Officer (First PEO) above represents the amounts for Mr. Treadway who served as Chief Executive Officer during 2023, 2022 and 2021. In October 2020, Mr. Treadway became Chief Executive Officer upon the retirement of Mr. Marvin S. Edwards, Jr. (Second PEO). During 2023, our remaining NEOs consisted of Messrs. Lorentzen, Choi, Giordano and Chow. During 2022, our remaining NEOs consisted of Messrs. Lorentzen, Ogurek, Choi and Carlson. During 2021, our remaining NEOs consisted of Messrs. Lorentzen, Alexander W. Pease, Choi, Morgan C.S. Kurk and Mses. Robyn T. Mingle and Brooke B. Clark. During 2020, our remaining NEOs consisted of Messrs. Pease, Carlson, Frank B. Wyatt, II, Kurk, Frank M. Drendel and Jeffrey M. White.

(2)
Amounts represent CAP to Mr. Treadway, as calculated in accordance with Item 402(v) of the Commission’s Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Treadway during the applicable year. As required by the rules of the Commission, the CAP amount for each year is determined by adding (or subtracting, as applicable) the following to the SCT total compensation for the relevant year: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for Mr. Treadway are as follows:

	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(10,724,999)	$(7,237,105)	$—	$(8,580,600)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	4,301,016	5,792,775	—	15,468,481
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(4,372,731)	(3,147,694)	(2,501,482)	—
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(1,062,951)	(1,042,001)	205,926	—
Total	$(11,859,665)	$(5,634,025)	$(2,295,556)	$6,887,881

(3)
Amounts represent CAP to Mr. Edwards, as calculated in accordance with Item 402(v) of the Commission’s Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Edwards during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the CAP for Mr. Edwards, using the same methodology as described above in footnote 2:

2020
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	$(1,095,772)
Fair value of awards granted in prior years that were forfeited during year	(2,881,524)
Total	$(3,977,296)

(4)
Amounts represent the average of the amounts reported for the Company’s non-PEO
NEOs as a group in the “Total” column of the SCT in each applicable year. These non-CEO
NEOs are identified above in footnote 1.

(5)
Amounts represent the average of the CAP amounts for the
non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of the Commission’s Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the average CAP for the non-PEO
NEOs, using the same methodology as described above in footnote 2:

	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(8,027,327)	$(6,775,850)	$(8,628,484)	$(5,257,744)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	3,077,778	5,447,022	3,633,632	2,354,299
Fair value of awards granted during the year that vest during the year	—	—	—	1,499,217
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(2,763,897)	(1,235,794)	(145,639)	(113,811)
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(329,671)	(175,091)	196,189	(399,555)
Fair value of awards granted in prior years that were forfeited during the year	—	—	(1,112,604)	—
Incremental fair value of awards modified during the year	351,868	—	92,857	—
Total	$(7,691,249)	$(2,739,713)	$(5,964,049)	$(1,917,594)

(6)
Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 1500 Communications Equipment Index.

(8)
Core Adjusted EBITDA consists of adjusted EBITDA from continuing operations, subject to adjustments as described in “—2023 Compensation Actions—Annual Incentive Plan”. See the aggregation of Core Adjusted EBITDA included in Appendix A hereto. As described in the “Compensation Discussion and Analysis,” the Compensation Committee uses a number of performance measures to evaluate performance under our compensation programs, but the Company has determined that Core Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name			Core Adjusted EBITDA
Named Executive Officers, Footnote			The first Primary Executive Officer (First PEO) above represents the amounts for Mr. Treadway who served as Chief Executive Officer during 2023, 2022 and 2021. In October 2020, Mr. Treadway became Chief Executive Officer upon the retirement of Mr. Marvin S. Edwards, Jr. (Second PEO). During 2023, our remaining NEOs consisted of Messrs. Lorentzen, Choi, Giordano and Chow. During 2022, our remaining NEOs consisted of Messrs. Lorentzen, Ogurek, Choi and Carlson. During 2021, our remaining NEOs consisted of Messrs. Lorentzen, Alexander W. Pease, Choi, Morgan C.S. Kurk and Mses. Robyn T. Mingle and Brooke B. Clark. During 2020, our remaining NEOs consisted of Messrs. Pease, Carlson, Frank B. Wyatt, II, Kurk, Frank M. Drendel and Jeffrey M. White.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 1500 Communications Equipment Index.
Adjustment To PEO Compensation, Footnote	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for Mr. Treadway are as follows:

	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(10,724,999)	$(7,237,105)	$—	$(8,580,600)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	4,301,016	5,792,775	—	15,468,481
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(4,372,731)	(3,147,694)	(2,501,482)	—
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(1,062,951)	(1,042,001)	205,926	—
Total	$(11,859,665)	$(5,634,025)	$(2,295,556)	$6,887,881

(3)
Amounts represent CAP to Mr. Edwards, as calculated in accordance with Item 402(v) of the Commission’s Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Edwards during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the CAP for Mr. Edwards, using the same methodology as described above in footnote 2:

2020
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	$(1,095,772)
Fair value of awards granted in prior years that were forfeited during year	(2,881,524)
Total	$(3,977,296)

Non-PEO NEO Average Total Compensation Amount			$ 2,930,969	$ 2,916,369	$ 2,184,701	$ 1,607,849
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,008,157	2,231,441	1,190,693	1,288,250
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts represent the average of the CAP amounts for the
non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of the Commission’s Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the average CAP for the non-PEO
NEOs, using the same methodology as described above in footnote 2:

	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(8,027,327)	$(6,775,850)	$(8,628,484)	$(5,257,744)
Fair value of awards granted during the year that remain outstanding and unvested as of year-end	3,077,778	5,447,022	3,633,632	2,354,299
Fair value of awards granted during the year that vest during the year	—	—	—	1,499,217
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(2,763,897)	(1,235,794)	(145,639)	(113,811)
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during the year	(329,671)	(175,091)	196,189	(399,555)
Fair value of awards granted in prior years that were forfeited during the year	—	—	(1,112,604)	—
Incremental fair value of awards modified during the year	351,868	—	92,857	—
Total	$(7,691,249)	$(2,739,713)	$(5,964,049)	$(1,917,594)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Measures
The financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to company performance, are as follows:

•	Core Adjusted EBITDA

•	Core Revenue

•	TSR

Total Shareholder Return Amount			$ 19.87	51.8	77.8	94.43
Peer Group Total Shareholder Return Amount			139.48	119.54	150.3	101.01
Net Income (Loss)			$ (1,450,900,000)	$ (1,286,900,000)	$ (462,600,000)	$ (573,400,000)
Company Selected Measure Amount			1,022,200,000	1,250,400,000	1,091,500,000	1,083,900,000
PEO Name	Mr. Treadway	Mr. Marvin S. Edwards, Jr.	Mr. Treadway	Mr. Treadway	Mr. Treadway
Measure:: 1
Pay vs Performance Disclosure
Name			Core Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Core Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			TSR
Mr. Treadway [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,300,463	$ 10,599,962	$ 2,865,860	$ 9,202,061
PEO Actually Paid Compensation Amount			440,798	4,965,937	570,304	16,089,942
Mr. Marvin S. Edwards, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,926,454
PEO Actually Paid Compensation Amount						(1,050,842)
PEO | Mr. Treadway [Member] | Deduction for amounts reported under the Stock Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,724,999)	(7,237,105)		(8,580,600)
PEO | Mr. Treadway [Member] | Fair Value of Awards Granted During The Year That Remain Outstanding And Unvested As of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,301,016	5,792,775		15,468,481
PEO | Mr. Treadway [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted in Prior Years That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,372,731)	(3,147,694)	(2,501,482)
PEO | Mr. Treadway [Member] | Change in Fair Value From Prior Year End To Current Year End Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,062,951)	(1,042,001)	205,926
PEO | Mr. Treadway [Member] | Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,859,665)	(5,634,025)	(2,295,556)	6,887,881
PEO | Mr. Marvin S. Edwards, Jr. [Member] | Change in Fair Value From Prior Year End To Current Year End Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,095,772)
PEO | Mr. Marvin S. Edwards, Jr. [Member] | Fair Value of Awards Granted in Prior Years That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,881,524)
PEO | Mr. Marvin S. Edwards, Jr. [Member] | Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,977,296)
Non-PEO NEO | Deduction for amounts reported under the Stock Awards column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,027,327)	(6,775,850)	(8,628,484)	(5,257,744)
Non-PEO NEO | Fair Value of Awards Granted During The Year That Remain Outstanding And Unvested As of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,077,778	5,447,022	3,633,632	2,354,299
Non-PEO NEO | Change in Fair Value From Prior Year End to Current Year End of Awards Granted in Prior Years That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,763,897)	(1,235,794)	(145,639)	(113,811)
Non-PEO NEO | Change in Fair Value From Prior Year End To Current Year End Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(329,671)	(175,091)	196,189	(399,555)
Non-PEO NEO | Fair Value of Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,112,604)
Non-PEO NEO | Fair Value of Awards Granted During The Year That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,499,217
Non-PEO NEO | Incremental Fair Value of Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			351,868		92,857
Non-PEO NEO | Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (7,691,249)	$ (2,739,713)	$ (5,964,049)	$ (1,917,594)